SHARE CAPITAL - Disclosure of number and weighted average exercise prices of warrants (Details) - Warrants [Member] - $ / shares		1 Months Ended	12 Months Ended
	Dec. 02, 2022	Aug. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Number of warrants, Beginning Balance			881,520	794,840
Number of warrants, Issued	133,200	26,808	194,800	616,640
Number of warrants, Issued - compensation warrants				45,040
Number of warrants, Exercised			(28,800)	(575,000)
Number of warrants, Ending Balance			1,047,520	881,520
Weighted average exercise price, Beginning Balance			$ 23.89	$ 21.75
Weighted average exercise price, Issued			6.75	8.8
Weighted average exercise price, Issued - compensation warrants				7
Weighted average exercise price, Exercised			8.8	3.4
Weighted average exercise price, Ending Balance			$ 21.12	$ 23.89